Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	STATE STREET INSTITUTIONAL FUNDS
Entity Central Index Key	0001040061
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000004429
Shareholder Report [Line Items]
Fund Name	State Street Institutional Small-Cap Equity Fund
Class Name	Investment
Trading Symbol	SIVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Small-Cap Equity Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment	$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Palisade, Champlain, and SouthernSun were the primary drivers of the Fund's negative relative performance during the reporting period. Kennedy had a good year relative to the Index, outperforming by ~2.2%. Palisade, Champlain, and SouthernSun each underperformed the Index by ~2.7%, ~5.0%, and ~-1.6%, respectively for the year ending September 30, 2024. The overall Fund's lower beta/higher quality profile was a detractor for the year relative to the Index. The Fund used e-mini Russell 2000 Index futures in order to equitize cash in the liquidity sleeve of the Fund to manage daily flows and to maintain market exposure on the cash during the reporting period. The Fund’s use of e-mini Russell 2000 Index futures are meant to match the Index and not to speculate in either direction. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were Dycom Industries Inc, Actuant Corporation, and Boot Barn holdings Inc. The top negative contributors to the Fund’s performance on an absolute basis during the reporting period were Darling International Inc, MGP Ingredients Inc, and Boston Beer Company, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	SIVIX	S&P 500 Index	Russell 2000 Index
09/30/14	$5,000,000	$5,000,000	$5,000,000
10/31/14	$5,263,975	$5,122,126	$5,329,596
11/30/14	$5,261,387	$5,259,884	$5,334,373
12/31/14	$5,327,231	$5,246,634	$5,486,403
01/31/15	$5,093,606	$5,089,134	$5,309,927
02/28/15	$5,465,676	$5,381,614	$5,625,158
03/31/15	$5,543,551	$5,296,507	$5,723,155
04/30/15	$5,442,602	$5,347,317	$5,577,199
05/31/15	$5,506,055	$5,416,080	$5,704,527
06/30/15	$5,578,162	$5,311,235	$5,747,245
07/31/15	$5,497,403	$5,422,512	$5,680,451
08/31/15	$5,194,555	$5,095,351	$5,323,487
09/30/15	$4,955,161	$4,969,274	$5,062,300
10/31/15	$5,229,166	$5,388,453	$5,347,511
11/30/15	$5,384,916	$5,404,477	$5,521,459
12/31/15	$5,124,846	$5,319,238	$5,244,228
01/31/16	$4,746,436	$5,055,275	$4,783,079
02/29/16	$4,785,582	$5,048,455	$4,782,865
03/31/16	$5,196,613	$5,390,933	$5,164,594
04/30/16	$5,330,361	$5,411,832	$5,245,650
05/31/16	$5,431,488	$5,509,018	$5,363,808
06/30/16	$5,444,537	$5,523,293	$5,360,426
07/31/16	$5,731,607	$5,726,930	$5,680,479
08/31/16	$5,855,568	$5,734,970	$5,780,934
09/30/16	$5,858,831	$5,736,055	$5,845,324
10/31/16	$5,692,461	$5,631,422	$5,567,437
11/30/16	$6,230,716	$5,839,981	$6,188,274
12/31/16	$6,366,016	$5,955,415	$6,361,667
01/31/17	$6,416,593	$6,068,368	$6,386,760
02/28/17	$6,531,236	$6,309,318	$6,510,017
03/31/17	$6,544,723	$6,316,678	$6,518,536
04/30/17	$6,642,506	$6,381,550	$6,590,021
05/31/17	$6,551,467	$6,471,356	$6,455,954
06/30/17	$6,706,571	$6,511,747	$6,679,125
07/31/17	$6,753,776	$6,645,646	$6,728,748
08/31/17	$6,642,506	$6,665,990	$6,643,144
09/30/17	$7,010,036	$6,803,497	$7,057,736
10/31/17	$7,057,241	$6,962,259	$7,117,898
11/30/17	$7,198,858	$7,175,790	$7,323,032
12/31/17	$7,198,157	$7,255,575	$7,293,475
01/31/18	$7,378,941	$7,670,986	$7,484,085
02/28/18	$7,087,473	$7,388,255	$7,194,289
03/31/18	$7,153,883	$7,200,496	$7,287,338
04/30/18	$7,238,741	$7,228,124	$7,350,339
05/31/18	$7,659,341	$7,402,192	$7,796,509
06/30/18	$7,773,714	$7,447,752	$7,852,376
07/31/18	$7,910,225	$7,724,910	$7,989,231
08/31/18	$8,205,382	$7,976,628	$8,333,647
09/30/18	$8,094,698	$8,022,031	$8,133,204
10/31/18	$7,198,157	$7,473,724	$7,249,804
11/30/18	$7,371,562	$7,626,026	$7,365,039
12/31/18	$6,500,162	$6,937,466	$6,490,176
01/31/19	$7,235,273	$7,493,405	$7,220,311
02/28/19	$7,564,959	$7,734,005	$7,595,679
03/31/19	$7,440,213	$7,884,290	$7,436,707
04/30/19	$7,760,989	$8,203,522	$7,689,336
05/31/19	$7,132,803	$7,682,204	$7,091,316
06/30/19	$7,680,795	$8,223,617	$7,592,511
07/31/19	$7,703,071	$8,341,807	$7,636,223
08/31/19	$7,328,833	$8,209,670	$7,259,191
09/30/19	$7,591,691	$8,363,277	$7,410,229
10/31/19	$7,725,347	$8,544,423	$7,605,388
11/30/19	$8,050,578	$8,854,576	$7,918,462
12/31/19	$8,232,918	$9,121,825	$8,146,787
01/31/20	$7,892,050	$9,118,249	$7,885,507
02/29/20	$7,110,893	$8,367,642	$7,221,688
03/31/20	$5,662,203	$7,334,131	$5,652,669
04/30/20	$6,471,765	$8,274,320	$6,429,088
05/31/20	$6,888,382	$8,668,410	$6,847,459
06/30/20	$7,035,145	$8,840,801	$7,089,499
07/31/20	$7,390,216	$9,339,290	$7,285,725
08/31/20	$7,716,881	$10,010,603	$7,696,227
09/30/20	$7,361,810	$9,630,234	$7,439,148
10/31/20	$7,612,727	$9,374,129	$7,594,953
11/30/20	$8,810,501	$10,400,259	$8,994,891
12/31/20	$9,481,984	$10,800,130	$9,772,953
01/31/21	$9,701,813	$10,691,094	$10,264,750
02/28/21	$10,366,187	$10,985,900	$10,904,502
03/31/21	$10,698,374	$11,467,035	$11,014,023
04/30/21	$11,050,102	$12,079,016	$11,245,306
05/31/21	$11,069,642	$12,163,380	$11,268,489
06/30/21	$11,035,446	$12,447,332	$11,486,811
07/31/21	$10,996,365	$12,743,017	$11,072,037
08/31/21	$11,201,540	$13,130,477	$11,319,700
09/30/21	$10,820,502	$12,519,781	$10,985,940
10/31/21	$11,343,208	$13,396,940	$11,453,275
11/30/21	$10,986,595	$13,304,113	$10,976,020
12/31/21	$11,465,352	$13,900,352	$11,221,206
01/31/22	$10,561,848	$13,181,050	$10,140,899
02/28/22	$10,504,664	$12,786,390	$10,249,153
03/31/22	$10,521,819	$13,261,143	$10,376,715
04/30/22	$9,715,527	$12,104,747	$9,348,286
05/31/22	$9,778,430	$12,126,954	$9,362,413
06/30/22	$9,075,069	$11,125,950	$8,592,420
07/31/22	$9,938,544	$12,151,812	$9,489,492
08/31/22	$9,658,344	$11,656,238	$9,295,311
09/30/22	$8,857,771	$10,582,715	$8,404,490
10/31/22	$9,972,855	$11,439,506	$9,329,732
11/30/22	$10,327,394	$12,078,791	$9,547,654
12/31/22	$9,744,617	$11,382,878	$8,927,989
01/31/23	$10,620,672	$12,098,109	$9,798,165
02/28/23	$10,500,665	$11,802,928	$9,632,665
03/31/23	$10,068,637	$12,236,263	$9,172,419
04/30/23	$9,888,626	$12,427,252	$9,007,513
05/31/23	$9,690,613	$12,481,269	$8,924,307
06/30/23	$10,536,667	$13,305,972	$9,649,868
07/31/23	$11,004,697	$13,733,426	$10,239,992
08/31/23	$10,602,671	$13,514,769	$9,727,703
09/30/23	$9,990,632	$12,870,413	$9,155,012
10/31/23	$9,354,592	$12,599,793	$8,530,651
11/30/23	$10,014,634	$13,750,474	$9,302,756
12/31/23	$11,117,980	$14,375,167	$10,439,400
01/31/24	$10,749,321	$14,616,731	$10,033,375
02/29/24	$11,331,414	$15,397,200	$10,600,679
03/31/24	$11,680,670	$15,892,598	$10,980,172
04/30/24	$10,982,158	$15,243,472	$10,207,359
05/31/24	$11,441,365	$15,999,315	$10,719,434
06/30/24	$11,273,205	$16,573,404	$10,620,276
07/31/24	$12,062,265	$16,775,142	$11,699,287
08/31/24	$12,172,216	$17,182,051	$11,524,525
09/30/24	$12,269,231	$17,549,010	$11,605,070

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SIVIX	22.81%	10.08%	9.39%
S&P 500 Index	36.35%	15.98%	13.38%
Russell 2000 Index	26.76%	9.39%	8.79%

AssetsNet	$ 765,618,186
Holdings Count | Holding	328
Advisory Fees Paid, Amount	$ 7,474,458
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$765,618,186
Number of Portfolio Holdings	328
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$7,474,458

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Regional Banks	9.1%
Industrial Machinery & Supplies & Components	8.2%
Application Software	6.0%
Healthcare Equipment	4.5%
Specialty Chemicals	3.4%
Life Sciences Tools & Services	2.7%
Biotechnology	2.6%
Packaged Foods & Meats	2.3%
Property & Casualty Insurance	2.2%
Building Products	2.0%

Material Fund Change [Text Block]

Material Fund Changes

As approved by the Board of Trustees of the Trust, Westfield Capital Management Company, L.P. became a sub-adviser to the Fund effective March 1, 2024.
C000004430
Shareholder Report [Line Items]
Fund Name	State Street Institutional Small-Cap Equity Fund
Class Name	Service
Trading Symbol	SSQSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Small-Cap Equity Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$111	1.00%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Palisade, Champlain, and SouthernSun were the primary drivers of the Fund's negative relative performance during the reporting period. Kennedy had a good year relative to the Index, outperforming by ~2.2%. Palisade, Champlain, and SouthernSun each underperformed the Index by ~2.7%, ~5.0%, and ~-1.6%, respectively for the year ending September 30, 2024. The overall Fund's lower beta/higher quality profile was a detractor for the year relative to the Index. The Fund used e-mini Russell 2000 Index futures in order to equitize cash in the liquidity sleeve of the Fund to manage daily flows and to maintain market exposure on the cash during the reporting period. The Fund’s use of e-mini Russell 2000 Index futures are meant to match the Index and not to speculate in either direction. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were Dycom Industries Inc, Actuant Corporation, and Boot Barn holdings Inc. The top negative contributors to the Fund’s performance on an absolute basis during the reporting period were Darling International Inc, MGP Ingredients Inc, and Boston Beer Company, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	SSQSX	S&P 500 Index	Russell 2000 Index
09/30/14	$5,000,000	$5,000,000	$5,000,000
10/31/14	$5,263,294	$5,122,126	$5,329,596
11/30/14	$5,258,131	$5,259,884	$5,334,373
12/31/14	$5,323,043	$5,246,634	$5,486,403
01/31/15	$5,090,357	$5,089,134	$5,309,927
02/28/15	$5,460,931	$5,381,614	$5,625,158
03/31/15	$5,538,493	$5,296,507	$5,723,155
04/30/15	$5,435,077	$5,347,317	$5,577,199
05/31/15	$5,498,276	$5,416,080	$5,704,527
06/30/15	$5,567,219	$5,311,235	$5,747,245
07/31/15	$5,486,785	$5,422,512	$5,680,451
08/31/15	$5,182,283	$5,095,351	$5,323,487
09/30/15	$4,943,852	$4,969,274	$5,062,300
10/31/15	$5,213,882	$5,388,453	$5,347,511
11/30/15	$5,369,006	$5,404,477	$5,521,459
12/31/15	$5,111,619	$5,319,238	$5,244,228
01/31/16	$4,732,139	$5,055,275	$4,783,079
02/29/16	$4,767,817	$5,048,455	$4,782,865
03/31/16	$5,176,487	$5,390,933	$5,164,594
04/30/16	$5,309,467	$5,411,832	$5,245,650
05/31/16	$5,406,769	$5,509,018	$5,363,808
06/30/16	$5,422,986	$5,523,293	$5,360,426
07/31/16	$5,708,407	$5,726,930	$5,680,479
08/31/16	$5,828,413	$5,734,970	$5,780,934
09/30/16	$5,831,656	$5,736,055	$5,845,324
10/31/16	$5,662,999	$5,631,422	$5,567,437
11/30/16	$6,198,162	$5,839,981	$6,188,274
12/31/16	$6,332,632	$5,955,415	$6,361,667
01/31/17	$6,379,491	$6,068,368	$6,386,760
02/28/17	$6,493,291	$6,309,318	$6,510,017
03/31/17	$6,506,679	$6,316,678	$6,518,536
04/30/17	$6,600,397	$6,381,550	$6,590,021
05/31/17	$6,510,027	$6,471,356	$6,455,954
06/30/17	$6,660,644	$6,511,747	$6,679,125
07/31/17	$6,707,503	$6,645,646	$6,728,748
08/31/17	$6,593,703	$6,665,990	$6,643,144
09/30/17	$6,961,879	$6,803,497	$7,057,736
10/31/17	$7,005,391	$6,962,259	$7,117,898
11/30/17	$7,142,620	$7,175,790	$7,323,032
12/31/17	$7,142,373	$7,255,575	$7,293,475
01/31/18	$7,321,481	$7,670,986	$7,484,085
02/28/18	$7,029,060	$7,388,255	$7,194,289
03/31/18	$7,091,200	$7,200,496	$7,287,338
04/30/18	$7,175,271	$7,228,124	$7,350,339
05/31/18	$7,591,970	$7,402,192	$7,796,509
06/30/18	$7,701,628	$7,447,752	$7,852,376
07/31/18	$7,836,872	$7,724,910	$7,989,231
08/31/18	$8,125,638	$7,976,628	$8,333,647
09/30/18	$8,015,980	$8,022,031	$8,133,204
10/31/18	$7,127,752	$7,473,724	$7,249,804
11/30/18	$7,299,549	$7,626,026	$7,365,039
12/31/18	$6,433,296	$6,937,466	$6,490,176
01/31/19	$7,160,347	$7,493,405	$7,220,311
02/28/19	$7,482,012	$7,734,005	$7,595,679
03/31/19	$7,358,634	$7,884,290	$7,436,707
04/30/19	$7,675,892	$8,203,522	$7,689,336
05/31/19	$7,050,188	$7,682,204	$7,091,316
06/30/19	$7,592,171	$8,223,617	$7,592,511
07/31/19	$7,609,797	$8,341,807	$7,636,223
08/31/19	$7,239,662	$8,209,670	$7,259,191
09/30/19	$7,499,637	$8,363,277	$7,410,229
10/31/19	$7,631,828	$8,544,423	$7,605,388
11/30/19	$7,949,087	$8,854,576	$7,918,462
12/31/19	$8,129,924	$9,121,825	$8,146,787
01/31/20	$7,789,037	$9,118,249	$7,885,507
02/29/20	$7,013,869	$8,367,642	$7,221,688
03/31/20	$5,589,615	$7,334,131	$5,652,669
04/30/20	$6,383,461	$8,274,320	$6,429,088
05/31/20	$6,794,394	$8,668,410	$6,847,459
06/30/20	$6,934,484	$8,840,801	$7,089,499
07/31/20	$7,284,711	$9,339,290	$7,285,725
08/31/20	$7,606,919	$10,010,603	$7,696,227
09/30/20	$7,252,023	$9,630,234	$7,439,148
10/31/20	$7,499,516	$9,374,129	$7,594,953
11/30/20	$8,676,277	$10,400,259	$8,994,891
12/31/20	$9,337,954	$10,800,130	$9,772,953
01/31/21	$9,549,525	$10,691,094	$10,264,750
02/28/21	$10,203,470	$10,985,900	$10,904,502
03/31/21	$10,530,443	$11,467,035	$11,014,023
04/30/21	$10,871,841	$12,079,016	$11,245,306
05/31/21	$10,886,266	$12,163,380	$11,268,489
06/30/21	$10,852,607	$12,447,332	$11,486,811
07/31/21	$10,814,140	$12,743,017	$11,072,037
08/31/21	$11,011,285	$13,130,477	$11,319,700
09/30/21	$10,631,420	$12,519,781	$10,985,940
10/31/21	$11,145,921	$13,396,940	$11,453,275
11/30/21	$10,794,906	$13,304,113	$10,976,020
12/31/21	$11,262,939	$13,900,352	$11,221,206
01/31/22	$10,368,876	$13,181,050	$10,140,899
02/28/22	$10,312,646	$12,786,390	$10,249,153
03/31/22	$10,323,892	$13,261,143	$10,376,715
04/30/22	$9,531,044	$12,104,747	$9,348,286
05/31/22	$9,592,897	$12,126,954	$9,362,413
06/30/22	$8,901,264	$11,125,950	$8,592,420
07/31/22	$9,744,719	$12,151,812	$9,489,492
08/31/22	$9,474,814	$11,656,238	$9,295,311
09/30/22	$8,687,589	$10,582,715	$8,404,490
10/31/22	$9,772,834	$11,439,506	$9,329,732
11/30/22	$10,121,463	$12,078,791	$9,547,654
12/31/22	$9,542,369	$11,382,878	$8,927,989
01/31/23	$10,401,830	$12,098,109	$9,798,165
02/28/23	$10,284,096	$11,802,928	$9,632,665
03/31/23	$9,854,365	$12,236,263	$9,172,419
04/30/23	$9,683,650	$12,427,252	$9,007,513
05/31/23	$9,483,502	$12,481,269	$8,924,307
06/30/23	$10,307,642	$13,305,972	$9,649,868
07/31/23	$10,760,920	$13,733,426	$10,239,992
08/31/23	$10,366,510	$13,514,769	$9,727,703
09/30/23	$9,766,064	$12,870,413	$9,155,012
10/31/23	$9,142,072	$12,599,793	$8,530,651
11/30/23	$9,789,611	$13,750,474	$9,302,756
12/31/23	$10,864,774	$14,375,167	$10,439,400
01/31/24	$10,503,881	$14,616,731	$10,033,375
02/29/24	$11,067,381	$15,397,200	$10,600,679
03/31/24	$11,409,279	$15,892,598	$10,980,172
04/30/24	$10,725,482	$15,243,472	$10,207,359
05/31/24	$11,168,684	$15,999,315	$10,719,434
06/30/24	$11,004,066	$16,573,404	$10,620,276
07/31/24	$11,776,504	$16,775,142	$11,699,287
08/31/24	$11,877,807	$17,182,051	$11,524,525
09/30/24	$11,966,447	$17,549,010	$11,605,070

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSQSX	22.53%	9.80%	9.12%
S&P 500 Index	36.35%	15.98%	13.38%
Russell 2000 Index	26.76%	9.39%	8.79%

AssetsNet	$ 765,618,186
Holdings Count | Holding	328
Advisory Fees Paid, Amount	$ 7,474,458
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$765,618,186
Number of Portfolio Holdings	328
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$7,474,458

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Regional Banks	9.1%
Industrial Machinery & Supplies & Components	8.2%
Application Software	6.0%
Healthcare Equipment	4.5%
Specialty Chemicals	3.4%
Life Sciences Tools & Services	2.7%
Biotechnology	2.6%
Packaged Foods & Meats	2.3%
Property & Casualty Insurance	2.2%
Building Products	2.0%

Material Fund Change [Text Block]

Material Fund Changes

As approved by the Board of Trustees of the Trust, Westfield Capital Management Company, L.P. became a sub-adviser to the Fund effective March 1, 2024.
C000004434
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Equity Fund
Class Name	Investment
Trading Symbol	SUSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional U.S. Equity Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment	$47	0.39%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

IT was the best performing Index sector during the reporting period rising 52.7%. This was driven largely by “Magnificent 7”, top Index names which rose significantly largely on artificial intelligence excitement. The Fund also outperformed by more than 10% in the sector, driven by semiconductor company exposures such as Nvidia. The Fund benefitted from holdings including United Rentals, Parker-Hannifin, Trane Technologies, and Eaton, all of which returned more than 50% during the reporting period, as they benefitted from a range of tailwinds including infrastructure/capex spending driven by reshoring, green investment, and increased data center demand. The healthcare sector, which is more defensive, lagged in the strong risk-on market (although was still up 14.8%). This negatively impacted the Fund, which was modestly overweight the sector. In addition, the Fund’s stock selections underperformed. The largest detracting positions included Humana (healthcare services), Biomarin Pharma (biotech), and Merck (pharma). Derivatives did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	SUSIX	S&P 500 Index
09/30/14	$5,000,000	$5,000,000
10/31/14	$5,092,379	$5,122,126
11/30/14	$5,225,173	$5,259,884
12/31/14	$5,201,741	$5,246,634
01/31/15	$4,985,001	$5,089,134
02/28/15	$5,298,440	$5,381,614
03/31/15	$5,231,751	$5,296,507
04/30/15	$5,271,764	$5,347,317
05/31/15	$5,335,119	$5,416,080
06/30/15	$5,255,092	$5,311,235
07/31/15	$5,398,473	$5,422,512
08/31/15	$5,035,018	$5,095,351
09/30/15	$4,821,613	$4,969,274
10/31/15	$5,251,757	$5,388,453
11/30/15	$5,238,420	$5,404,477
12/31/15	$5,102,160	$5,319,238
01/31/16	$4,770,378	$5,055,275
02/29/16	$4,758,239	$5,048,455
03/31/16	$5,057,652	$5,390,933
04/30/16	$5,102,160	$5,411,832
05/31/16	$5,235,682	$5,509,018
06/30/16	$5,170,944	$5,523,293
07/31/16	$5,385,388	$5,726,930
08/31/16	$5,429,896	$5,734,970
09/30/16	$5,462,265	$5,736,055
10/31/16	$5,340,881	$5,631,422
11/30/16	$5,510,818	$5,839,981
12/31/16	$5,605,349	$5,955,415
01/31/17	$5,769,576	$6,068,368
02/28/17	$5,998,631	$6,309,318
03/31/17	$6,033,205	$6,316,678
04/30/17	$6,119,641	$6,381,550
05/31/17	$6,145,571	$6,471,356
06/30/17	$6,201,755	$6,511,747
07/31/17	$6,348,695	$6,645,646
08/31/17	$6,357,339	$6,665,990
09/30/17	$6,461,061	$6,803,497
10/31/17	$6,582,071	$6,962,259
11/30/17	$6,716,046	$7,175,790
12/31/17	$6,751,760	$7,255,575
01/31/18	$7,135,695	$7,670,986
02/28/18	$6,916,304	$7,388,255
03/31/18	$6,762,730	$7,200,496
04/30/18	$6,757,245	$7,228,124
05/31/18	$6,916,304	$7,402,192
06/30/18	$6,982,121	$7,447,752
07/31/18	$7,272,814	$7,724,910
08/31/18	$7,459,296	$7,976,628
09/30/18	$7,541,568	$8,022,031
10/31/18	$7,004,060	$7,473,724
11/30/18	$7,185,058	$7,626,026
12/31/18	$6,544,944	$6,937,466
01/31/19	$7,088,756	$7,493,405
02/28/19	$7,267,894	$7,734,005
03/31/19	$7,421,442	$7,884,290
04/30/19	$7,754,127	$8,203,522
05/31/19	$7,274,292	$7,682,204
06/30/19	$7,837,298	$8,223,617
07/31/19	$7,920,470	$8,341,807
08/31/19	$7,773,320	$8,209,670
09/30/19	$7,875,685	$8,363,277
10/31/19	$8,093,210	$8,544,423
11/30/19	$8,393,906	$8,854,576
12/31/19	$8,660,546	$9,121,825
01/31/20	$8,694,589	$9,118,249
02/29/20	$8,054,580	$8,367,642
03/31/20	$7,121,801	$7,334,131
04/30/20	$8,068,198	$8,274,320
05/31/20	$8,497,140	$8,668,410
06/30/20	$8,640,120	$8,840,801
07/31/20	$9,184,809	$9,339,290
08/31/20	$9,899,712	$10,010,603
09/30/20	$9,511,622	$9,630,234
10/31/20	$9,320,981	$9,374,129
11/30/20	$10,280,994	$10,400,259
12/31/20	$10,654,830	$10,800,130
01/31/21	$10,490,800	$10,691,094
02/28/21	$10,840,256	$10,985,900
03/31/21	$11,303,819	$11,467,035
04/30/21	$11,959,940	$12,079,016
05/31/21	$12,059,784	$12,163,380
06/30/21	$12,309,395	$12,447,332
07/31/21	$12,608,929	$12,743,017
08/31/21	$12,879,935	$13,130,477
09/30/21	$12,309,395	$12,519,781
10/31/21	$13,115,283	$13,396,940
11/30/21	$12,901,330	$13,304,113
12/31/21	$13,438,564	$13,900,352
01/31/22	$12,903,295	$13,181,050
02/28/22	$12,431,223	$12,786,390
03/31/22	$12,724,957	$13,261,143
04/30/22	$11,633,947	$12,104,747
05/31/22	$11,654,927	$12,126,954
06/30/22	$10,731,765	$11,125,950
07/31/22	$11,749,342	$12,151,812
08/31/22	$11,266,780	$11,656,238
09/30/22	$10,217,731	$10,582,715
10/31/22	$10,952,065	$11,439,506
11/30/22	$11,581,494	$12,078,791
12/31/22	$10,951,698	$11,382,878
01/31/23	$11,702,320	$12,098,109
02/28/23	$11,357,772	$11,802,928
03/31/23	$11,690,014	$12,236,263
04/30/23	$11,923,815	$12,427,252
05/31/23	$12,108,394	$12,481,269
06/30/23	$12,871,321	$13,305,972
07/31/23	$13,265,090	$13,733,426
08/31/23	$13,129,732	$13,514,769
09/30/23	$12,502,163	$12,870,413
10/31/23	$12,342,194	$12,599,793
11/30/23	$13,486,585	$13,750,474
12/31/23	$14,085,973	$14,375,167
01/31/24	$14,411,227	$14,616,731
02/29/24	$15,349,457	$15,397,200
03/31/24	$15,837,337	$15,892,598
04/30/24	$15,186,831	$15,243,472
05/31/24	$15,899,886	$15,999,315
06/30/24	$16,525,373	$16,573,404
07/31/24	$16,688,000	$16,775,142
08/31/24	$17,088,312	$17,182,051
09/30/24	$17,363,526	$17,549,010

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SUSIX	38.88%	17.13%	13.26%
S&P 500 Index	36.35%	15.98%	13.38%

AssetsNet	$ 301,897,466
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 985,160
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$301,897,466
Number of Portfolio Holdings	97
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$985,160

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Semiconductors	11.4%
Systems Software	8.3%
Interactive Media & Services	7.8%
Technology Hardware, Storage & Peripherals	6.1%
Pharmaceuticals	5.0%
Broadline Retail	4.2%
Transaction & Payment Processing Services	3.6%
Healthcare Equipment	2.8%
Application Software	2.8%
Diversified Banks	2.6%

Material Fund Change [Text Block]
C000004433
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Equity Fund
Class Name	Service
Trading Symbol	SUSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional U.S. Equity Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$76	0.64%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

IT was the best performing Index sector during the reporting period rising 52.7%. This was driven largely by “Magnificent 7”, top Index names which rose significantly largely on artificial intelligence excitement. The Fund also outperformed by more than 10% in the sector, driven by semiconductor company exposures such as Nvidia. The Fund benefitted from holdings including United Rentals, Parker-Hannifin, Trane Technologies, and Eaton, all of which returned more than 50% during the reporting period, as they benefitted from a range of tailwinds including infrastructure/capex spending driven by reshoring, green investment, and increased data center demand. The healthcare sector, which is more defensive, lagged in the strong risk-on market (although was still up 14.8%). This negatively impacted the Fund, which was modestly overweight the sector. In addition, the Fund’s stock selections underperformed. The largest detracting positions included Humana (healthcare services), Biomarin Pharma (biotech), and Merck (pharma). Derivatives did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	SUSSX	S&P 500 Index
09/30/14	$5,000,000	$5,000,000
10/31/14	$5,091,922	$5,122,126
11/30/14	$5,222,841	$5,259,884
12/31/14	$5,198,136	$5,246,634
01/31/15	$4,981,015	$5,089,134
02/28/15	$5,293,924	$5,381,614
03/31/15	$5,223,679	$5,296,507
04/30/15	$5,261,995	$5,347,317
05/31/15	$5,325,854	$5,416,080
06/30/15	$5,242,837	$5,311,235
07/31/15	$5,386,520	$5,422,512
08/31/15	$5,022,523	$5,095,351
09/30/15	$4,808,595	$4,969,274
10/31/15	$5,236,451	$5,388,453
11/30/15	$5,220,486	$5,404,477
12/31/15	$5,087,132	$5,319,238
01/31/16	$4,753,864	$5,055,275
02/29/16	$4,742,372	$5,048,455
03/31/16	$5,037,333	$5,390,933
04/30/16	$5,079,471	$5,411,832
05/31/16	$5,209,714	$5,509,018
06/30/16	$5,148,423	$5,523,293
07/31/16	$5,359,110	$5,726,930
08/31/16	$5,401,247	$5,734,970
09/30/16	$5,431,893	$5,736,055
10/31/16	$5,313,142	$5,631,422
11/30/16	$5,481,691	$5,839,981
12/31/16	$5,571,744	$5,955,415
01/31/17	$5,734,423	$6,068,368
02/28/17	$5,962,173	$6,309,318
03/31/17	$5,994,709	$6,316,678
04/30/17	$6,076,048	$6,381,550
05/31/17	$6,104,517	$6,471,356
06/30/17	$6,157,388	$6,511,747
07/31/17	$6,303,798	$6,645,646
08/31/17	$6,311,932	$6,665,990
09/30/17	$6,413,606	$6,803,497
10/31/17	$6,531,549	$6,962,259
11/30/17	$6,665,758	$7,175,790
12/31/17	$6,695,964	$7,255,575
01/31/18	$7,076,705	$7,670,986
02/28/18	$6,858,413	$7,388,255
03/31/18	$6,706,117	$7,200,496
04/30/18	$6,701,040	$7,228,124
05/31/18	$6,853,337	$7,402,192
06/30/18	$6,914,255	$7,447,752
07/31/18	$7,203,619	$7,724,910
08/31/18	$7,386,374	$7,976,628
09/30/18	$7,462,522	$8,022,031
10/31/18	$6,929,485	$7,473,724
11/30/18	$7,107,164	$7,626,026
12/31/18	$6,476,086	$6,937,466
01/31/19	$7,007,487	$7,493,405
02/28/19	$7,188,514	$7,734,005
03/31/19	$7,340,343	$7,884,290
04/30/19	$7,667,359	$8,203,522
05/31/19	$7,194,353	$7,682,204
06/30/19	$7,743,273	$8,223,617
07/31/19	$7,825,027	$8,341,807
08/31/19	$7,679,038	$8,209,670
09/30/19	$7,778,311	$8,363,277
10/31/19	$7,994,375	$8,544,423
11/30/19	$8,286,353	$8,854,576
12/31/19	$8,548,853	$9,121,825
01/31/20	$8,579,671	$9,118,249
02/29/20	$7,944,825	$8,367,642
03/31/20	$7,026,455	$7,334,131
04/30/20	$7,957,152	$8,274,320
05/31/20	$8,382,437	$8,668,410
06/30/20	$8,524,199	$8,840,801
07/31/20	$9,054,265	$9,339,290
08/31/20	$9,756,911	$10,010,603
09/30/20	$9,374,770	$9,630,234
10/31/20	$9,183,700	$9,374,129
11/30/20	$10,132,888	$10,400,259
12/31/20	$10,498,434	$10,800,130
01/31/21	$10,331,588	$10,691,094
02/28/21	$10,671,696	$10,985,900
03/31/21	$11,127,313	$11,467,035
04/30/21	$11,769,027	$12,079,016
05/31/21	$11,865,284	$12,163,380
06/30/21	$12,109,135	$12,447,332
07/31/21	$12,404,323	$12,743,017
08/31/21	$12,667,426	$13,130,477
09/30/21	$12,102,718	$12,519,781
10/31/21	$12,892,025	$13,396,940
11/30/21	$12,673,843	$13,304,113
12/31/21	$13,202,710	$13,900,352
01/31/22	$12,677,482	$13,181,050
02/28/22	$12,225,038	$12,786,390
03/31/22	$12,505,554	$13,261,143
04/30/22	$11,428,737	$12,104,747
05/31/22	$11,446,834	$12,126,954
06/30/22	$10,532,898	$11,125,950
07/31/22	$11,537,323	$12,151,812
08/31/22	$11,057,733	$11,656,238
09/30/22	$10,026,160	$10,582,715
10/31/22	$10,750,071	$11,439,506
11/30/22	$11,365,395	$12,078,791
12/31/22	$10,749,012	$11,382,878
01/31/23	$11,474,596	$12,098,109
02/28/23	$11,132,535	$11,802,928
03/31/23	$11,464,231	$12,236,263
04/30/23	$11,692,271	$12,427,252
05/31/23	$11,868,485	$12,481,269
06/30/23	$12,604,434	$13,305,972
07/31/23	$12,987,957	$13,733,426
08/31/23	$12,853,206	$13,514,769
09/30/23	$12,231,277	$12,870,413
10/31/23	$12,086,160	$12,599,793
11/30/23	$13,195,267	$13,750,474
12/31/23	$13,786,782	$14,375,167
01/31/24	$14,101,310	$14,616,731
02/29/24	$15,013,439	$15,397,200
03/31/24	$15,485,230	$15,892,598
04/30/24	$14,845,691	$15,243,472
05/31/24	$15,548,136	$15,999,315
06/30/24	$16,156,222	$16,573,404
07/31/24	$16,303,001	$16,775,142
08/31/24	$16,690,918	$17,182,051
09/30/24	$16,953,025	$17,549,010

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SUSSX	38.60%	16.86%	12.99%
S&P 500 Index	36.35%	15.98%	13.38%

AssetsNet	$ 301,897,466
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 985,160
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$301,897,466
Number of Portfolio Holdings	97
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$985,160

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Semiconductors	11.4%
Systems Software	8.3%
Interactive Media & Services	7.8%
Technology Hardware, Storage & Peripherals	6.1%
Pharmaceuticals	5.0%
Broadline Retail	4.2%
Transaction & Payment Processing Services	3.6%
Healthcare Equipment	2.8%
Application Software	2.8%
Diversified Banks	2.6%

Material Fund Change [Text Block]